File Number:  333-71813

					     Filed Pursuant to Rule 497(e) Under
					     the Securities Act of 1933



                                                                    May 24, 2018


                         PIONEER STRATEGIC INCOME FUND


              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2018


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       1999), Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2012), and
                       Jonathan Scott, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       June 2018).

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by portfolio managers Andrew Feltus and Jonathan Scott and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Amundi Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Mr. Taubes has served as portfolio manager of the fund since 1999.

Mr. Feltus, Managing Director and Co-Director of High Yield of Amundi Pioneer, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2012.

Mr. Scott, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2008. Mr. Scott joined the fixed income team in 2012 and has served as a portfolio manager of the fund since June 2018.




                                                                   31044-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                         PIONEER STRATEGIC INCOME FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED FEBRUARY 1, 2018


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the fund since
                       1999), Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2012), and
                       Jonathan Scott, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       June 2018).

                                                                   31045-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC